CONSOLIDATED BALANCE SHEETS - USD ($)	Nov. 30, 2022	Feb. 28, 2022		Feb. 28, 2021
Current assets:
Cash	$ 713,493	$ 4,648,146	[1]	$ 1,044,418
Accounts receivable, net	464,044	429,469	[1]	98,544
Device parts inventory, net	1,573,380	1,530,657	[1]	64,071
Prepaid expenses and deposits	672,794	442,164	[1]
Total current assets	3,423,711	7,050,436	[1]	1,207,033
Operating lease asset	1,241,152	1,331,605	[1]	47,753
Revenue earning devices, net of accumulated depreciation of $434,661 and $229,459, respectively	1,092,203	709,063	[1]	273,714
Fixed assets, net of accumulated depreciation of $49,065 and $67,113, respectively	312,307	137,952	[1]	34,994
Trademarks	28,723	28,723	[1]
Security deposit	21,239	21,239	[1]	3,859
Total assets	6,119,335	9,279,018	[1]	1,567,353
Current liabilities:
Accounts payable and accrued expenses	1,166,171	968,853	[1]	1,373,838
Advances payable	1,594	1,594	[1]	1,594
Balance owed WeSecure				122,000
Customer deposits	2,383	10,000	[1]	10,500
Current operating lease liability	111,985	254,027	[1]	43,894
Current portion of deferred variable payment obligation	497,150	325,600	[1]	91,587
Current portion of convertible notes payable, net of discount of $0 and $697,276 respectively	316,068	3,500	[1]	196,224
Loan payable - related party	203,276	193,556	[1]	904,806
Incentive compensation plan payable	842,000	479,500	[1]
Current portion of loans payable, net of discount of $14,745 and $0	1,240,306	1,004,708	[1]	944,614
Vehicle loan - current portion	38,522	38,522	[1]	38,522
Current portion of accrued interest payable	50,963	1,260,271	[1]	238,665
Derivative liability		7,587	[1]	444,466
Total current liabilities	4,470,418	4,547,718	[1]	4,410,710
Non-current operating lease liability	1,115,323	1,057,579	[1]	3,859
Loans payable, net of discount of $4,905,076 and $0, respectively	23,728,956	20,309,069	[1]	8,867,998
Deferred variable payment obligation	2,525,000	2,525,000	[1]	2,525,000
Accrued interest payable	4,775,150	1,816,009	[1]	303,473
Vehicle loan
Total liabilities	36,614,847	30,255,375	[1]	16,111,040
Stockholders' deficit:
Preferred stock, value, issued			[1]
Common Stock, $0.00001 par value; 5,000,000,000 shares authorized 4,735,210,360 and 3,229,426,884 shares issued and outstanding, respectively	52,607	47,353	[1]	32,294
Additional paid-in capital	76,421,377	73,015,576	[1]	16,764,554
Preferred stock to be issued	99,086	99,086	[1]	174,070
Accumulated deficit	(107,074,465)	(94,144,254)	[1]	(31,521,754)
Total stockholders' deficit	(30,495,512)	(20,976,357)	[1]	(14,543,687)
Total liabilities and stockholders' deficit	6,119,335	9,279,018	[1]	1,567,353
Series E Preferred Stock [Member]
Stockholders' deficit:
Preferred stock, value, issued	3,350	3,350	[1]	4,350
Total stockholders' deficit	3,350	3,350		4,350
Series F Preferred Stock [Member]
Stockholders' deficit:
Preferred stock, value, issued	2,533	2,532	[1]	2,799
Total stockholders' deficit	101,619	101,618		176,869
Series G Preferred Stock [Member]
Stockholders' deficit:
Preferred stock, value, issued		0	[1]	0
Total stockholders' deficit

[1]	Derived from audited information